Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 82,990
Net assets, end of period	85,493	$ 82,990
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	1,341	1,245
Derivative asset (liability)	2,148	1,759
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	514	629
Gains (losses) recognized in the income statement	667	1,108
Purchases, fair value measurement, assets		(893)
Settlements	(295)	(315)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(79)	(15)
Net assets, end of period	807	514
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	28	199
Gains (losses) recognized in the income statement	79	17
Purchases, fair value measurement, assets		0
Settlements	13	(73)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(13)	(115)
Net assets, end of period	107	28
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	905	534
Gains (losses) recognized in the income statement	19	508
Purchases, fair value measurement, assets		(4)
Settlements	(320)	(210)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(5)	77
Net assets, end of period	599	905
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(524)	40
Gains (losses) recognized in the income statement	379	334
Purchases, fair value measurement, assets		(889)
Settlements	86	(32)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(61)	23
Net assets, end of period	(120)	(524)
Level 3 | Derivatives | Currency derivatives [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	61	(154)
Gains (losses) recognized in the income statement	161	215
Purchases, fair value measurement, assets		0
Settlements	(3)	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	219	61
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	44	10
Gains (losses) recognized in the income statement	29	34
Purchases, fair value measurement, assets		0
Settlements	(71)	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	$ 2	$ 44